Schedule of Long Term Borrowings (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Long-term borrowings	$ 4,766	$ 4,776		$ 4,726
5.65% Senior Notes, Due 2012
Debt Instrument [Line Items]
Long-term borrowings		0	[1]	222	[1]
5.75% Senior Notes, Due 2014
Debt Instrument [Line Items]
Long-term borrowings		500	[1]	600	[1]
4.95% Senior Notes, Due 2015
Debt Instrument [Line Items]
Long-term borrowings		350	[1]	350	[1]
8.625% Senior Notes, Due 2016
Debt Instrument [Line Items]
Long-term borrowings		300	[1]	300	[1]
6.52% Senior Notes, Due 2018
Debt Instrument [Line Items]
Long-term borrowings		600	[1]	600	[1]
7.70% Senior Notes, Due 2020
Debt Instrument [Line Items]
Long-term borrowings		400	[1]	400	[1]
7.20% Senior Notes, Due 2021
Debt Instrument [Line Items]
Long-term borrowings		399	[1]	399	[1]
7.625% Senior Notes, Due 2021
Debt Instrument [Line Items]
Long-term borrowings		760	[1]	400	[1]
6.50% Senior Notes, Due 2034
Debt Instrument [Line Items]
Long-term borrowings		297	[1]	297	[1]
6.15% Junior Notes, Due 2066
Debt Instrument [Line Items]
Long-term borrowings		598	[2]	598	[2]
Genworth Canada | 4.59% Senior Notes, Due 2015
Debt Instrument [Line Items]
Long-term borrowings		151	[3]	147	[3]
Genworth Canada | 5.68% Senior Notes, Due 2020
Debt Instrument [Line Items]
Long-term borrowings		276	[3]	270	[3]
Genworth Financial Mortgage Insurance Pty Limited | Floating Rate Junior Notes, due 2021
Debt Instrument [Line Items]
Long-term borrowings		$ 145	[4]	$ 143	[4]

[1]	Senior notes issued by our wholly-owned subsidiary, Genworth Holdings, Inc. ("Genworth Holdings"). Genworth Holdings have the option to redeem all or a portion of the senior notes at any time with proper notice to the note holders at a price equal to the greater of 100% of principal or the sum of the present value of the remaining scheduled payments of principal and interest discounted at the then-current treasury rate plus an applicable spread.
[2]	Subordinated notes issued by Genworth Holdings.
[3]	Senior notes issued by our majority-owned subsidiary, Genworth MI Canada Inc. ("Genworth Canada").
[4]	Subordinated floating rate notes issued by our indirect wholly-owned subsidiary, Genworth Financial Mortgage Insurance Pty Limited.